Investor A C Institutional and Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R - BlackRock Advantage SMID Cap Fund, Inc.	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Advantage SMID Cap Fund, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) is to seek long-term capital appreciation.